Investment property - Summary of future minimum fixed rental income (Detail) - Investment property [member] - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	S/ 1,168,510	S/ 1,129,645
Within 1 year
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	61,557	62,880
After 1 year but not more than 5 years
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	241,546	231,768
Over 5 years
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	S/ 865,407	S/ 834,997